Nuveen ESG Emerging Markets Equity ETF [Member] Investment Objectives and Goals - Nuveen ESG Emerging Markets Equity ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen ESG Emerging Markets Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Nuveen ESG Emerging Markets Equity ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the Nuveen ESG Emerging Markets Equity Index (the “Index”).